S000039065 [Member] Expense Example, No Redemption - ClearBridge Select Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 679
Expense Example, No Redemption, 3 Years	962
Expense Example, No Redemption, 5 Years	1,265
Expense Example, No Redemption, 10 Years	2,124
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	211
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	1,119
Expense Example, No Redemption, 10 Years	2,235
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,647
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	171
Expense Example, No Redemption, 3 Years	529
Expense Example, No Redemption, 5 Years	912
Expense Example, No Redemption, 10 Years	1,987
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	547
Expense Example, No Redemption, 10 Years	1,213
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	346
Expense Example, No Redemption, 5 Years	601
Expense Example, No Redemption, 10 Years	$ 1,329